SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation
Summary of Share Option Activity

	Year ended December 31, 2018				Year ended December 31, 2019				Year ended December 31, 2020
			Weighted				Weighted				Weighted
		Weighted	Average			Weighted	Average			Weighted	Average
		Average	Remaining	Aggregate		Average	Remaining	Aggregate		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value	Shares	Price	Term	Value	Shares	Price	Term	Value
		RMB		RMB		RMB		RMB		RMB		RMB
Outstanding at beginning of year	253,816	3.09	1.86	1,186	—	—	—	—	—	—	—	—
Granted	—	—	—	—	—	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—	—	—
Forfeited or expired	—	—	—	—	—	—	—	—	—	—	—	—
Converted	(253,816)	3.09	—	—	—	—	—	—	—	—	—	—
Outstanding at end of year	—	—	—	—	—	—	—	—	—	—	—	—
Exercisable at end of year	—	—	—	—	—	—	—	—	—	—	—	—
Expected to be vested	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of restricted stock awards activities

	Year ended December 31, 2019
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	273,319	19.31	3.01
Granted	—	—	—
Vested	(101,910)	20.20	—
Forfeited or expired	—	—	—
Unvested at end of year	171,409	19.16	2.55
Shares vested but not issued at end of year	19,935	21.78	—

	Year ended December 31, 2020
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	171,409	19.16	2.55
Granted	—	—	—
Vested	(50,001)	17.62	—
Forfeited or expired	—	—	—
Unvested at end of year	121,408	18.10	1.57
Shares vested but not issued at end of year	19,935	20.42	—